Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits beginning balance	$ 33,786	$ 29,053
Increases related to current year tax positions	3,657	4,779
Increases related to tax positions from prior years	5,686	5,625
Decreases related to tax positions from prior years	(13,731)	(4,050)
Settlement with tax authorities	0	0
Lapses of statutes of limitation	(1,811)	(1,956)
Other, including foreign currency translation	(993)	335
Unrecognized tax benefits ending balance	$ 26,594	$ 33,786